Long-term Incentive Plans (Tables)	12 Months Ended
Jan. 31, 2020
Schedule of continuity of the Company's RSUs
Number of RSUs

Outstanding, January 31, 2019 and February 1, 2018	–
Granted (Note 17(a))	2,750,000

Outstanding, January 31, 2020	2,750,000

Schedule of continuity of the Company's performance stock units (?PSUs?)
Number of RSUs

Outstanding, January 31, 2019 and February 1, 2018	–
Granted (Notes 17(a))	750,000

Outstanding, January 31, 2020	750,000

Schedule of continuity of the Company's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, February 1, 2018	13,620,833	0.46	3.26
Granted	300,000	1.25	4.32
Forfeited	(229,000)	(0.43)	–

Outstanding, January 31, 2019	13,691,833	0.46	3.26
Granted (Notes 17(a))	8,075,000	0.32	4.38
Forfeited/cancelled (Note 17(a))	(7,041,833)	(0.50)	–

Outstanding, January 31, 2020	14,725,000	0.38	3.08

Schedule of share purchase options
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date

2,000,000	2,000,000	0.14	December 14, 2020
2,550,000	2,550,000	0.97	February 22, 2021
2,000,000	2,000,000	0.13	December 14, 2021
100,000	100,000	0.50	November 14, 2022
2,700,000	2,025,000	0.40	June 11, 2024
750,000	562,500	0.39	July 1, 2024
1,100,000	154,169	0.32	September 3, 2024
100,000	50,000	0.26	September 29, 2024
150,000	75,000	0.16	October 15, 2024
150,000	75,000	0.25	October 15, 2024
75,000	–	0.15	November 3, 2024
2,650,000	950,000	0.25	November 13, 2024
200,000	50,000	0.25	December 26, 2024
100,000	–	0.25	January 20, 2023
100,000	–	0.25	January 21, 2025
14,725,000	10,591,669